Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015
C000077416
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 15,033	$ 14,963	$ 14,817	$ 14,786	$ 14,561	$ 14,379	$ 14,266	$ 14,400	$ 14,318	$ 14,167	$ 14,218	$ 14,080	$ 14,138	$ 14,019	$ 13,820	$ 13,633	$ 13,493	$ 13,331	$ 13,430	$ 13,256	$ 13,258	$ 13,250	$ 12,839	$ 12,336	$ 12,482	$ 12,627	$ 12,619	$ 12,472	$ 12,312	$ 12,462	$ 12,365	$ 12,182	$ 12,376	$ 11,961	$ 12,042	$ 11,828	$ 11,531	$ 12,004	$ 12,309	$ 11,618	$ 12,335	$ 12,335	$ 12,793	$ 12,915	$ 13,075	$ 13,437	$ 13,201	$ 13,314	$ 13,360	$ 13,391	$ 13,342	$ 13,318	$ 13,155	$ 13,144	$ 13,030	$ 13,024	$ 13,031	$ 12,996	$ 12,842	$ 12,467	$ 12,400	$ 12,496	$ 12,441	$ 11,916	$ 11,877	$ 11,481	$ 11,103	$ 12,247	$ 12,366	$ 12,362	$ 12,199	$ 12,163	$ 12,121	$ 12,052	$ 11,976	$ 11,901	$ 11,684	$ 11,742	$ 11,608	$ 11,523	$ 11,366	$ 10,984	$ 11,155	$ 11,214	$ 11,360	$ 11,315	$ 11,233	$ 11,127	$ 11,143	$ 11,194	$ 11,201	$ 11,262	$ 11,344	$ 11,306	$ 11,283	$ 11,274	$ 11,247	$ 11,169	$ 11,176	$ 11,105	$ 11,032	$ 10,962	$ 10,858	$ 10,877	$ 10,776	$ 10,688	$ 10,590	$ 10,624	$ 10,587	$ 10,537	$ 10,382	$ 10,157	$ 10,110	$ 10,026	$ 9,815	$ 9,496	$ 9,501	$ 9,569	$ 9,626	$ 9,889	$ 10,000
C000077417
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 14,621	14,343	14,214	14,192	13,987	13,822	13,723	13,858	13,787	13,647	13,708	13,584	13,647	13,540	13,353	13,184	13,057	12,910	13,011	12,853	12,862	12,861	12,470	11,990	12,142	12,288	12,286	12,152	12,006	12,156	12,075	11,901	12,094	11,701	11,781	11,586	11,297	11,769	12,075	11,404	12,114	12,126	12,582	12,712	12,873	13,242	13,016	13,133	13,186	13,228	13,188	13,172	13,021	13,018	12,914	12,915	12,930	12,903	12,759	12,395	12,337	12,437	12,391	11,874	11,843	11,455	11,085	12,235	12,359	12,362	12,205	12,180	12,145	12,083	12,016	11,948	11,736	11,804	11,674	11,597	11,447	11,067	11,246	11,312	11,469	11,431	11,354	11,255	11,277	11,336	11,350	11,422	11,507	11,477	11,465	11,460	11,439	11,368	11,381	11,318	11,247	11,184	11,086	11,112	11,013	10,935	10,839	10,880	10,850	10,806	10,652	10,431	10,386	10,307	10,095	9,775	9,786	9,863	9,929	10,209	10,000
C000077418
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,597,122			1,570,074			1,513,983			1,502,154			1,498,429			1,444,119			1,421,665			1,401,755			1,319,910			1,317,667			1,305,650			1,262,387			1,215,893			1,224,554			1,347,496			1,414,520			1,405,153			1,399,962			1,369,151			1,364,860			1,301,263			1,249,669			1,163,576			1,294,421			1,268,321			1,245,340			1,213,684			1,147,405			1,186,074			1,160,687			1,167,227			1,177,142			1,170,217			1,154,706			1,127,614			1,109,595			1,098,101			1,052,393			1,015,975			989,795			1,000,000
C000211121
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 8,029,877	7,991,843	7,911,314	7,892,890	7,772,545	7,672,045	7,609,484	7,680,881	7,635,001	7,551,915	7,577,874	7,498,835	7,528,631	7,462,337	7,353,335	7,254,310	7,176,888	7,091,294	7,140,118	7,047,867	7,044,614	7,038,673	6,818,916	6,549,453	6,626,369	6,700,172	6,694,163	6,613,414	6,528,943	6,605,207	6,554,613	6,454,830	6,555,382	6,333,547	6,373,111	6,259,599	6,099,211	6,348,544	6,507,421	6,141,063	6,518,604	6,517,293	6,755,854	6,819,085	6,900,571	7,090,002	6,962,330	7,021,476	7,041,858	7,056,583	7,031,182	7,014,330	6,928,440	6,920,942	6,858,806	6,853,752	6,856,218	6,836,082	6,752,488	6,553,071	6,515,928	6,565,520	6,535,198	6,256,681	6,234,684	6,024,885	5,824,844	6,424,890	6,484,478	6,478,541	6,390,882	6,373,041	6,346,950	6,309,263	6,267,553	6,228,451	6,112,123	6,141,308	6,068,998	6,022,926	5,940,824	5,737,023	5,826,417	5,854,272	5,930,368	5,905,635	5,860,288	5,803,435	5,810,180	5,833,959	5,836,137	5,867,312	5,907,401	5,885,712	5,874,496	5,866,533	5,851,085	5,808,347	5,812,163	5,773,529	5,733,127	5,694,736	5,638,068	5,648,551	5,593,863	5,547,974	5,495,085	5,511,396	5,490,503	5,462,485	5,381,522	5,261,967	5,235,694	5,192,133	5,079,877	4,915,474	4,916,856	4,948,975	4,977,219	5,111,420	5,000,000
C000014095
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 13,648	13,492	13,323	13,313	13,075	13,045	12,983	13,032	12,792	12,671	12,826	12,671	12,936	12,746	12,549	12,262	12,157	11,928	12,193	12,034	12,158	12,122	11,612	11,039	11,243	11,511	11,563	11,547	11,469	11,584	11,570	11,433	11,686	11,168	11,196	10,778	10,901	11,440	11,717	11,353	11,763	11,765	12,309	12,621	12,870	13,227	13,207	13,241	13,222	13,313	13,318	13,152	12,942	12,858	12,713	12,828	12,968	13,006	12,883	12,448	12,426	12,402	12,397	12,069	11,727	11,537	11,140	12,430	12,304	12,015	11,968	11,934	11,853	11,911	11,590	11,511	11,307	11,158	11,072	10,843	10,749	10,471	10,448	10,482	10,636	10,647	10,615	10,531	10,564	10,538	10,642	10,620	10,765	10,835	10,758	10,762	10,721	10,734	10,676	10,618	10,541	10,431	10,326	10,330	10,219	10,167	10,120	10,388	10,474	10,484	10,455	10,281	10,059	10,039	9,920	9,715	9,659	9,627	9,688	9,708	10,000
C000014097
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 13,274	12,940	12,777	12,776	12,555	12,534	12,482	12,537	12,321	12,212	12,362	12,220	12,492	12,316	12,125	11,862	11,768	11,546	11,818	11,671	11,798	11,763	11,283	10,732	10,938	11,205	11,263	11,247	11,186	11,305	11,291	11,164	11,425	10,925	10,960	10,557	10,677	11,213	11,500	11,149	11,552	11,568	12,104	12,427	12,679	13,039	13,028	13,063	13,052	13,157	13,170	13,008	12,807	12,739	12,603	12,719	12,865	12,918	12,797	12,372	12,366	12,350	12,352	12,025	11,691	11,516	11,127	12,424	12,305	12,016	11,984	11,957	11,884	11,950	11,635	11,562	11,364	11,215	11,142	10,918	10,829	10,555	10,538	10,579	10,741	10,766	10,733	10,656	10,696	10,677	10,789	10,779	10,926	11,005	10,934	10,945	10,909	10,930	10,879	10,827	10,756	10,651	10,551	10,562	10,455	10,408	10,367	10,649	10,744	10,761	10,739	10,567	10,346	10,332	10,215	10,010	9,958	9,932	10,001	10,028	10,000
C000014098
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,450,964			1,414,841			1,378,940			1,345,068			1,373,141			1,300,863			1,292,769			1,283,537			1,189,915			1,221,175			1,222,846			1,179,672			1,150,762			1,198,389			1,297,427			1,393,915			1,392,499			1,384,271			1,337,244			1,367,917			1,305,524			1,267,254			1,169,233			1,259,991			1,243,015			1,205,678			1,159,086			1,095,881			1,111,694			1,100,115			1,110,924			1,129,612			1,117,003			1,104,519			1,073,828			1,055,634			1,087,025			1,066,180			1,027,772			996,481			1,000,000
C000241867
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 7,266,057	7,187,806	7,095,997	7,084,044	6,960,557	6,938,312	6,903,266	6,932,077	6,802,970	6,736,980	6,812,996	6,733,564	6,872,045	6,769,570	6,658,988	6,509,395	6,452,364	6,324,956	6,467,860	6,382,021	6,445,609	6,420,697	6,153,883	5,845,158	5,951,784	6,095,755	6,121,946	6,107,452	6,069,138	6,127,810	6,114,873	6,041,340	6,176,696	5,898,359	5,911,661	5,690,640	5,753,808	6,036,616	6,185,197	5,991,943	6,202,642	6,206,173	6,487,133	6,653,904	6,783,345	6,969,576	6,957,463	6,974,064	6,962,497	7,012,382	7,009,790	6,921,354	6,809,437	6,767,438	6,686,221	6,745,564	6,817,546	6,839,587	6,770,085	6,540,359	6,527,618	6,513,783	6,509,661	6,336,271	6,155,682	6,055,077	5,846,165	6,523,335	6,456,101	6,299,954	6,277,786	6,258,585	6,215,076	6,244,087	6,071,296	6,028,391	5,920,743	5,841,844	5,795,432	5,674,812	5,624,771	5,479,406	5,462,945	5,479,765	5,558,472	5,563,593	5,545,236	5,500,575	5,512,994	5,501,866	5,554,618	5,541,978	5,616,406	5,648,060	5,607,032	5,607,559	5,585,017	5,590,116	5,558,190	5,522,593	5,484,156	5,421,888	5,369,141	5,369,564	5,307,140	5,278,170	5,255,447	5,389,156	5,435,127	5,438,744	5,419,393	5,330,900	5,211,095	5,202,345	5,138,862	5,028,083	5,000,530	4,982,404	5,008,709	5,019,752	5,000,000
C000014109
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 14,186	14,068	13,878	13,908	13,684	13,782	13,725	13,735	13,453	13,370	13,560	13,416	13,758	13,579	13,385	13,090	12,974	12,749	13,067	12,954	13,162	13,140	12,682	12,162	12,344	12,641	12,709	12,707	12,756	12,908	12,830	12,546	12,828	12,421	12,475	12,074	12,250	12,750	13,062	12,797	13,009	12,960	13,410	13,797	13,991	14,300	14,332	14,352	14,375	14,472	14,495	14,356	14,254	14,210	14,101	14,236	14,392	14,637	14,572	14,002	14,123	14,129	14,463	13,803	13,411	13,295	12,553	13,644	13,341	12,777	12,816	12,772	12,700	12,883	12,195	12,083	11,765	11,427	11,375	10,924	10,898	10,581	10,362	10,379	10,690	10,792	10,737	10,663	10,726	10,678	10,862	10,792	11,072	11,224	11,056	11,038	11,001	11,071	10,930	10,877	10,773	10,573	10,423	10,464	10,277	10,253	10,192	10,694	10,933	11,002	11,001	10,734	10,321	10,298	10,184	9,922	9,767	9,602	9,655	9,714	10,000
C000014108
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,513,660			1,482,754			1,462,354			1,423,691			1,464,017			1,392,161			1,389,761			1,395,697			1,311,338			1,348,050			1,361,123			1,316,085			1,297,243			1,355,005			1,418,925			1,511,198			1,518,073			1,515,792			1,487,237			1,543,496			1,488,415			1,453,121			1,320,805			1,343,563			1,334,593			1,269,772			1,194,694			1,110,785			1,120,170			1,116,636			1,136,712			1,173,198			1,149,746			1,135,465			1,086,878			1,067,339			1,136,481			1,115,053			1,056,571			994,741			1,000,000
C000225189
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 7,573,400	7,507,529	7,404,258	7,418,207	7,297,230	7,343,426	7,315,452	7,319,335	7,167,888	7,121,526	7,220,984	7,143,118	7,318,187	7,221,807	7,121,037	6,962,768	6,899,564	6,778,713	6,945,846	6,884,118	6,992,913	6,979,434	6,735,057	6,457,633	6,552,818	6,708,388	6,738,973	6,740,251	6,764,740	6,844,171	6,805,615	6,649,264	6,801,369	6,580,424	6,607,498	6,394,235	6,486,217	6,748,831	6,912,412	6,775,025	6,881,470	6,858,081	7,094,626	7,297,532	7,398,132	7,555,988	7,574,900	7,584,148	7,590,367	7,643,742	7,653,706	7,578,960	7,519,726	7,498,846	7,436,186	7,505,615	7,590,179	7,717,478	7,681,644	7,380,318	7,442,074	7,443,758	7,614,208	7,265,606	7,057,838	6,995,266	6,604,025	7,176,013	7,015,135	6,717,815	6,736,561	6,712,086	6,672,966	6,767,689	6,405,505	6,348,858	6,177,292	6,002,338	5,973,468	5,735,941	5,717,535	5,553,926	5,434,806	5,442,520	5,600,849	5,656,484	5,623,310	5,583,179	5,614,924	5,588,579	5,683,559	5,642,410	5,791,346	5,865,992	5,776,531	5,765,718	5,748,732	5,783,139	5,703,704	5,677,323	5,617,550	5,514,539	5,434,388	5,453,792	5,351,057	5,336,695	5,302,358	5,560,671	5,682,406	5,719,353	5,713,305	5,575,267	5,358,541	5,344,254	5,282,856	5,144,460	5,061,872	4,973,704	4,998,412	5,023,346	5,000,000
C000235422
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,412	11,416	11,157	11,183	10,981	11,051	10,941	10,902	10,640	10,559	10,644	10,521	10,870	10,777	10,580	10,285	10,142	9,883	10,175	10,087	10,334	10,309	9,984	9,524	9,704	9,903	9,919	9,915	9,962	10,039	9,995	9,750	9,876	9,658	9,647	9,403	9,446	9,698	9,741	9,684	9,694
C000235423
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,510	11,516	11,251	11,296	11,099	11,176	11,061	11,039	10,780	10,705	10,798	10,679	11,040	10,953	10,759	10,456	10,317	10,060	10,374	10,280	10,538	10,530	10,204	9,741	9,920	10,131	10,153	10,156	10,221	10,296	10,267	10,012	10,147	9,929	9,924	9,679	9,730	9,996	10,046	9,994	10,020
C000235424
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,190,873			1,165,827			1,138,767			1,099,422			1,131,025			1,068,489			1,057,461			1,070,715			1,006,238			1,027,540			1,036,148			999,563			977,010			1,001,056
C000235421
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 5,957,652	5,955,981	5,814,068	5,832,387	5,726,004	5,760,998	5,697,003	5,681,103	5,543,482	5,500,198	5,543,300	5,478,109	5,658,355	5,608,823	5,505,287	5,345,523	5,270,023	5,134,486	5,290,362	5,238,160	5,365,523	5,356,682	5,186,801	4,947,128	5,034,113	5,136,731	5,143,617	5,140,857	5,169,128	5,202,726	5,183,955	5,050,894	5,115,365	5,000,975	4,994,496	4,867,177	4,888,131	5,018,025	5,038,967	5,008,438	5,010,778
C000014103
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 12,967	12,914	12,786	12,771	12,651	12,637	12,575	12,544	12,435	12,357	12,333	12,271	12,348	12,238	12,120	11,962	11,892	11,783	11,829	11,768	11,806	11,724	11,529	11,307	11,309	11,335	11,297	11,222	11,208	11,224	11,160	11,068	11,130	10,923	10,884	10,738	10,755	10,948	11,018	10,882	11,057	11,047	11,166	11,315	11,400	11,499	11,479	11,521	11,564	11,558	11,558	11,530	11,522	11,485	11,442	11,446	11,443	11,399	11,319	11,172	11,133	11,116	11,037	10,964	10,760	10,598	10,435	11,064	11,002	10,907	10,878	10,875	10,831	10,834	10,757	10,746	10,680	10,614	10,561	10,475	10,409	10,269	10,280	10,294	10,321	10,313	10,281	10,250	10,248	10,218	10,224	10,223	10,244	10,264	10,255	10,268	10,261	10,264	10,243	10,203	10,196	10,161	10,126	10,110	10,075	10,046	10,036	10,107	10,117	10,094	10,077	10,023	9,936	9,925	9,851	9,753	9,753	9,730	9,768	9,790	10,000
C000014104
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 12,487	12,259	12,144	12,130	12,031	12,025	11,974	11,952	11,855	11,787	11,773	11,720	11,802	11,703	11,597	11,454	11,393	11,296	11,347	11,303	11,340	11,268	11,087	10,879	10,888	10,920	10,891	10,832	10,826	10,841	10,793	10,703	10,769	10,582	10,544	10,409	10,432	10,626	10,702	10,576	10,753	10,751	10,874	11,026	11,116	11,220	11,208	11,256	11,298	11,306	11,314	11,293	11,293	11,264	11,228	11,240	11,236	11,206	11,135	10,996	10,966	10,955	10,877	10,818	10,623	10,476	10,320	10,945	10,884	10,802	10,781	10,784	10,747	10,758	10,688	10,683	10,625	10,565	10,519	10,439	10,380	10,247	10,264	10,284	10,318	10,316	10,291	10,266	10,270	10,247	10,259	10,264	10,291	10,318	10,315	10,336	10,334	10,344	10,330	10,296	10,296	10,267	10,238	10,228	10,198	10,175	10,172	10,251	10,267	10,251	10,240	10,191	10,109	10,104	10,034	9,940	9,953	9,929	9,980	10,008	10,000
C000014105
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,365,640			1,343,094			1,322,525			1,298,871			1,297,065			1,255,111			1,241,135			1,229,339			1,184,516			1,175,423			1,168,166			1,142,727			1,123,815			1,136,960			1,164,933			1,199,354			1,205,341			1,201,023			1,191,144			1,185,910			1,157,726			1,139,426			1,084,117			1,132,057			1,123,483			1,113,987			1,094,200			1,063,448			1,067,549			1,058,936			1,056,198			1,058,948			1,057,960			1,050,998			1,042,143			1,032,912			1,039,082			1,028,602			1,010,119			996,734			1,000,000
C000211120
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 6,853,572	6,822,747	6,753,417	6,739,420	6,679,014	6,669,455	6,635,119	6,617,206	6,558,363	6,515,459	6,501,329	6,466,780	6,505,377	6,441,692	6,377,977	6,293,967	6,255,257	6,196,784	6,222,940	6,189,269	6,203,762	6,162,905	6,055,627	5,937,738	5,937,306	5,949,241	5,927,659	5,890,787	5,881,920	5,884,708	5,853,611	5,800,051	5,830,819	5,725,303	5,699,599	5,622,395	5,629,704	5,727,863	5,762,749	5,694,406	5,779,985	5,776,927	5,833,610	5,912,626	5,955,146	6,004,886	5,993,043	6,013,478	6,034,050	6,029,087	6,027,598	6,011,461	6,005,758	5,985,222	5,961,182	5,961,872	5,958,797	5,934,236	5,891,580	5,813,667	5,792,406	5,781,636	5,735,688	5,699,924	5,593,453	5,508,125	5,422,577	5,745,559	5,708,859	5,661,586	5,645,336	5,642,233	5,618,019	5,618,370	5,578,391	5,571,078	5,535,906	5,500,281	5,471,434	5,422,329	5,390,832	5,317,239	5,319,029	5,325,085	5,337,745	5,332,514	5,315,009	5,294,679	5,295,642	5,279,249	5,280,992	5,276,160	5,289,224	5,294,739	5,288,841	5,297,644	5,289,798	5,289,762	5,277,312	5,254,990	5,249,838	5,230,083	5,210,717	5,200,847	5,181,201	5,164,561	5,157,669	5,192,307	5,195,408	5,182,544	5,172,320	5,143,012	5,097,130	5,089,837	5,050,595	4,998,980	4,997,425	4,983,670	5,001,317	5,009,822	5,000,000
C000036621
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 12,637	12,594	12,525	12,494	12,437	12,393	12,349	12,315	12,258	12,211	12,164	12,117	12,081	12,021	11,946	11,872	11,822	11,761	11,724	11,664	11,616	11,556	11,473	11,392	11,356	11,311	11,254	11,199	11,135	11,105	11,042	11,026	11,002	10,897	10,841	10,789	10,775	10,798	10,777	10,727	10,794	10,806	10,832	10,871	10,899	10,927	10,922	10,939	10,946	10,942	10,938	10,933	10,927	10,921	10,903	10,907	10,899	10,880	10,849	10,797	10,779	10,770	10,719	10,743	10,613	10,504	10,339	10,855	10,827	10,809	10,791	10,772	10,741	10,725	10,704	10,682	10,659	10,636	10,602	10,567	10,523	10,463	10,482	10,492	10,483	10,465	10,442	10,422	10,405	10,386	10,364	10,362	10,356	10,344	10,336	10,329	10,313	10,302	10,291	10,281	10,264	10,255	10,238	10,233	10,213	10,203	10,187	10,184	10,168	10,152	10,137	10,106	10,097	10,075	10,032	9,991	10,009	10,013	10,020	10,006	10,000
C000139784
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,298,579			1,283,078			1,267,383			1,252,521			1,238,403			1,216,173			1,200,305			1,182,407			1,161,206			1,144,386			1,127,710			1,112,224			1,100,210			1,093,495			1,103,434			1,112,446			1,113,658			1,111,625			1,107,949			1,104,887			1,093,916			1,089,652			1,048,027			1,094,980			1,087,427			1,080,694			1,071,966			1,057,305			1,058,363			1,051,780			1,045,269			1,042,604			1,038,762			1,034,113			1,029,624			1,024,601			1,020,874			1,013,679			1,005,281			1,002,335			1,000,000
C000195935
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 6,506,294	6,482,779	6,452,167	6,427,966	6,397,494	6,372,949	6,355,126	6,336,415	6,305,566	6,280,026	6,254,272	6,222,327	6,208,688	6,169,932	6,136,411	6,096,612	6,069,786	6,036,713	6,016,488	5,984,946	5,959,330	5,921,197	5,883,187	5,839,844	5,814,405	5,789,627	5,765,158	5,729,621	5,701,241	5,678,783	5,651,317	5,641,500	5,622,003	5,573,167	5,542,927	5,514,868	5,506,748	5,516,831	5,499,479	5,472,604	5,505,116	5,510,207	5,521,879	5,546,072	5,559,160	5,566,500	5,562,627	5,570,061	5,572,004	5,568,765	5,565,269	5,566,827	5,562,490	5,552,455	5,547,827	5,542,827	5,537,479	5,526,352	5,509,521	5,487,295	5,476,431	5,465,486	5,438,164	5,448,979	5,387,313	5,330,679	5,245,648	5,500,529	5,490,563	5,474,613	5,463,882	5,453,122	5,441,753	5,426,807	5,420,136	5,402,081	5,394,846	5,381,706	5,357,879	5,344,518	5,320,804	5,283,908	5,292,214	5,295,997	5,295,573	5,285,458	5,273,106	5,261,625	5,253,971	5,239,940	5,230,592	5,225,200	5,221,225	5,213,653	5,207,993	5,202,907	5,193,808	5,186,890	5,180,199	5,170,566	5,163,902	5,157,992	5,148,120	5,144,358	5,132,636	5,123,007	5,117,096	5,113,827	5,104,370	5,094,824	5,085,424	5,068,393	5,062,210	5,049,475	5,026,403	5,004,274	5,008,136	5,011,673	5,013,276	5,004,813	5,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,502	12,371	12,224	12,242	12,054	12,115	12,073	12,075	11,831	11,760	11,940	11,816	12,090	11,927	11,754	11,493	11,389	11,203	11,471	11,360	11,497	11,525	11,104	10,625	10,788	11,051	11,118	11,107	11,124	11,241	11,173	10,917	11,192	10,855	10,892	10,500	10,617	11,095	11,391	11,112	11,338	11,276	11,713	12,036	12,202	12,476	12,484	12,469	12,479	12,587	12,595	12,470	12,380	12,333	12,230	12,374	12,536	12,615	12,572	12,410	12,454	12,477	12,549	12,332	12,230	12,117	11,879	12,116	11,937	11,727	11,709	11,712	11,674	11,725	11,465	11,431	11,272	11,102	11,086	10,889	10,878	10,730	10,564	10,517	10,606	10,651	10,599	10,577	10,592	10,535	10,606	10,553	10,654	10,757	10,710	10,726	10,713	10,751	10,659	10,606	10,615	10,534	10,447	10,451	10,371	10,334	10,304	10,541	10,611	10,609	10,597	10,511	10,329	10,321	10,251	10,127	10,055	9,945	9,995	10,032	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,502	12,371	12,224	12,242	12,054	12,115	12,073	12,075	11,831	11,760	11,940	11,816	12,090	11,927	11,754	11,493	11,389	11,203	11,471	11,360	11,497	11,525	11,104	10,625	10,788	11,051	11,118	11,107	11,124	11,241	11,173	10,917	11,192	10,855	10,892	10,500	10,617	11,095	11,391	11,112	11,338	11,276	11,713	12,036	12,202	12,476	12,484	12,469	12,479	12,587	12,595	12,470	12,380	12,333	12,230	12,374	12,536	12,615	12,572	12,410	12,454	12,477	12,549	12,332	12,230	12,117	11,879	12,116	11,937	11,727	11,709	11,712	11,674	11,725	11,465	11,431	11,272	11,102	11,086	10,889	10,878	10,730	10,564	10,517	10,606	10,651	10,599	10,577	10,592	10,535	10,606	10,553	10,654	10,757	10,710	10,726	10,713	10,751	10,659	10,606	10,615	10,534	10,447	10,451	10,371	10,334	10,304	10,541	10,611	10,609	10,597	10,511	10,329	10,321	10,251	10,127	10,055	9,945	9,995	10,032	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,250,196			1,224,153			1,207,254			1,175,995			1,209,032			1,149,285			1,147,110			1,152,499			1,078,770			1,110,713			1,117,271			1,085,489			1,061,685			1,111,162			1,171,300			1,247,580			1,247,936			1,247,003			1,222,990			1,261,494			1,245,411			1,233,232			1,187,915			1,172,661			1,167,378			1,143,113			1,108,612			1,072,968			1,060,582			1,057,711			1,060,578			1,075,709			1,071,325			1,060,629			1,044,733			1,033,436			1,061,107			1,051,051			1,025,077			994,545			1,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 6,250,980	6,185,444	6,112,028	6,120,766	6,026,869	6,057,592	6,036,272	6,037,713	5,915,408	5,879,976	5,970,143	5,907,858	6,045,161	5,963,370	5,876,857	5,746,426	5,694,370	5,601,518	5,735,549	5,679,782	5,748,706	5,762,497	5,551,837	5,312,738	5,393,852	5,525,611	5,559,087	5,553,566	5,562,210	5,620,482	5,586,356	5,458,308	5,595,807	5,427,445	5,445,942	5,250,182	5,308,427	5,547,431	5,695,493	5,555,809	5,669,091	5,638,069	5,856,502	6,017,957	6,101,139	6,237,900	6,242,109	6,234,578	6,239,678	6,293,421	6,297,624	6,235,017	6,189,892	6,166,371	6,114,952	6,186,952	6,267,825	6,307,471	6,285,765	6,204,796	6,227,053	6,238,296	6,274,476	6,166,162	6,115,138	6,058,552	5,939,573	6,057,906	5,968,538	5,863,304	5,854,580	5,855,751	5,836,892	5,862,290	5,732,577	5,715,564	5,635,849	5,550,818	5,543,060	5,444,740	5,438,812	5,364,842	5,282,199	5,258,549	5,302,910	5,325,731	5,299,621	5,288,553	5,296,234	5,267,509	5,302,892	5,276,280	5,326,789	5,378,546	5,354,939	5,363,055	5,356,623	5,375,542	5,329,560	5,303,146	5,307,646	5,267,009	5,223,667	5,225,417	5,185,408	5,167,178	5,151,874	5,270,337	5,305,534	5,304,274	5,298,558	5,255,253	5,164,336	5,160,305	5,125,385	5,063,331	5,027,618	4,972,724	4,997,691	5,015,983	5,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,502	12,371	12,224	12,242	12,054	12,115	12,073	12,075	11,831	11,760	11,940	11,816	12,090	11,927	11,754	11,493	11,389	11,203	11,471	11,360	11,497	11,525	11,104	10,625	10,788	11,051	11,118	11,107	11,124	11,241	11,173	10,917	11,192	10,855	10,892	10,500	10,617	11,095	11,391	11,112	11,338	11,276	11,713	12,036	12,202	12,476	12,484	12,469	12,479	12,587	12,595	12,470	12,380	12,333	12,230	12,374	12,536	12,615	12,572	12,410	12,454	12,477	12,549	12,332	12,230	12,117	11,879	12,116	11,937	11,727	11,709	11,712	11,674	11,725	11,465	11,431	11,272	11,102	11,086	10,889	10,878	10,730	10,564	10,517	10,606	10,651	10,599	10,577	10,592	10,535	10,606	10,553	10,654	10,757	10,710	10,726	10,713	10,751	10,659	10,606	10,615	10,534	10,447	10,451	10,371	10,334	10,304	10,541	10,611	10,609	10,597	10,511	10,329	10,321	10,251	10,127	10,055	9,945	9,995	10,032	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,502	12,371	12,224	12,242	12,054	12,115	12,073	12,075	11,831	11,760	11,940	11,816	12,090	11,927	11,754	11,493	11,389	11,203	11,471	11,360	11,497	11,525	11,104	10,625	10,788	11,051	11,118	11,107	11,124	11,241	11,173	10,917	11,192	10,855	10,892	10,500	10,617	11,095	11,391	11,112	11,338	11,276	11,713	12,036	12,202	12,476	12,484	12,469	12,479	12,587	12,595	12,470	12,380	12,333	12,230	12,374	12,536	12,615	12,572	12,410	12,454	12,477	12,549	12,332	12,230	12,117	11,879	12,116	11,937	11,727	11,709	11,712	11,674	11,725	11,465	11,431	11,272	11,102	11,086	10,889	10,878	10,730	10,564	10,517	10,606	10,651	10,599	10,577	10,592	10,535	10,606	10,553	10,654	10,757	10,710	10,726	10,713	10,751	10,659	10,606	10,615	10,534	10,447	10,451	10,371	10,334	10,304	10,541	10,611	10,609	10,597	10,511	10,329	10,321	10,251	10,127	10,055	9,945	9,995	10,032	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,250,196			1,224,153			1,207,254			1,175,995			1,209,032			1,149,285			1,147,110			1,152,499			1,078,770			1,110,713			1,117,271			1,085,489			1,061,685			1,111,162			1,171,300			1,247,580			1,247,936			1,247,003			1,222,990			1,261,494			1,245,411			1,233,232			1,187,915			1,172,661			1,167,378			1,143,113			1,108,612			1,072,968			1,060,582			1,057,711			1,060,578			1,075,709			1,071,325			1,060,629			1,044,733			1,033,436			1,061,107			1,051,051			1,025,077			994,545			1,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 6,250,980	6,185,444	6,112,028	6,120,766	6,026,869	6,057,592	6,036,272	6,037,713	5,915,408	5,879,976	5,970,143	5,907,858	6,045,161	5,963,370	5,876,857	5,746,426	5,694,370	5,601,518	5,735,549	5,679,782	5,748,706	5,762,497	5,551,837	5,312,738	5,393,852	5,525,611	5,559,087	5,553,566	5,562,210	5,620,482	5,586,356	5,458,308	5,595,807	5,427,445	5,445,942	5,250,182	5,308,427	5,547,431	5,695,493	5,555,809	5,669,091	5,638,069	5,856,502	6,017,957	6,101,139	6,237,900	6,242,109	6,234,578	6,239,678	6,293,421	6,297,624	6,235,017	6,189,892	6,166,371	6,114,952	6,186,952	6,267,825	6,307,471	6,285,765	6,204,796	6,227,053	6,238,296	6,274,476	6,166,162	6,115,138	6,058,552	5,939,573	6,057,906	5,968,538	5,863,304	5,854,580	5,855,751	5,836,892	5,862,290	5,732,577	5,715,564	5,635,849	5,550,818	5,543,060	5,444,740	5,438,812	5,364,842	5,282,199	5,258,549	5,302,910	5,325,731	5,299,621	5,288,553	5,296,234	5,267,509	5,302,892	5,276,280	5,326,789	5,378,546	5,354,939	5,363,055	5,356,623	5,375,542	5,329,560	5,303,146	5,307,646	5,267,009	5,223,667	5,225,417	5,185,408	5,167,178	5,151,874	5,270,337	5,305,534	5,304,274	5,298,558	5,255,253	5,164,336	5,160,305	5,125,385	5,063,331	5,027,618	4,972,724	4,997,691	5,015,983	5,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,502	12,371	12,224	12,242	12,054	12,115	12,073	12,075	11,831	11,760	11,940	11,816	12,090	11,927	11,754	11,493	11,389	11,203	11,471	11,360	11,497	11,525	11,104	10,625	10,788	11,051	11,118	11,107	11,124	11,241	11,173	10,917	11,192	10,855	10,892	10,500	10,617	11,095	11,391	11,112	11,338	11,276	11,713	12,036	12,202	12,476	12,484	12,469	12,479	12,587	12,595	12,470	12,380	12,333	12,230	12,374	12,536	12,615	12,572	12,410	12,454	12,477	12,549	12,332	12,230	12,117	11,879	12,116	11,937	11,727	11,709	11,712	11,674	11,725	11,465	11,431	11,272	11,102	11,086	10,889	10,878	10,730	10,564	10,517	10,606	10,651	10,599	10,577	10,592	10,535	10,606	10,553	10,654	10,757	10,710	10,726	10,713	10,751	10,659	10,606	10,615	10,534	10,447	10,451	10,371	10,334	10,304	10,541	10,611	10,609	10,597	10,511	10,329	10,321	10,251	10,127	10,055	9,945	9,995	10,032	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,250,196			1,224,153			1,207,254			1,175,995			1,209,032			1,149,285			1,147,110			1,152,499			1,078,770			1,110,713			1,117,271			1,085,489			1,061,685			1,111,162			1,171,300			1,247,580			1,247,936			1,247,003			1,222,990			1,261,494			1,245,411			1,233,232			1,187,915			1,172,661			1,167,378			1,143,113			1,108,612			1,072,968			1,060,582			1,057,711			1,060,578			1,075,709			1,071,325			1,060,629			1,044,733			1,033,436			1,061,107			1,051,051			1,025,077			994,545			1,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 6,250,980	6,185,444	6,112,028	6,120,766	6,026,869	6,057,592	6,036,272	6,037,713	5,915,408	5,879,976	5,970,143	5,907,858	6,045,161	5,963,370	5,876,857	5,746,426	5,694,370	5,601,518	5,735,549	5,679,782	5,748,706	5,762,497	5,551,837	5,312,738	5,393,852	5,525,611	5,559,087	5,553,566	5,562,210	5,620,482	5,586,356	5,458,308	5,595,807	5,427,445	5,445,942	5,250,182	5,308,427	5,547,431	5,695,493	5,555,809	5,669,091	5,638,069	5,856,502	6,017,957	6,101,139	6,237,900	6,242,109	6,234,578	6,239,678	6,293,421	6,297,624	6,235,017	6,189,892	6,166,371	6,114,952	6,186,952	6,267,825	6,307,471	6,285,765	6,204,796	6,227,053	6,238,296	6,274,476	6,166,162	6,115,138	6,058,552	5,939,573	6,057,906	5,968,538	5,863,304	5,854,580	5,855,751	5,836,892	5,862,290	5,732,577	5,715,564	5,635,849	5,550,818	5,543,060	5,444,740	5,438,812	5,364,842	5,282,199	5,258,549	5,302,910	5,325,731	5,299,621	5,288,553	5,296,234	5,267,509	5,302,892	5,276,280	5,326,789	5,378,546	5,354,939	5,363,055	5,356,623	5,375,542	5,329,560	5,303,146	5,307,646	5,267,009	5,223,667	5,225,417	5,185,408	5,167,178	5,151,874	5,270,337	5,305,534	5,304,274	5,298,558	5,255,253	5,164,336	5,160,305	5,125,385	5,063,331	5,027,618	4,972,724	4,997,691	5,015,983	5,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,087	10,971	10,841	10,856	10,690	10,744	10,706	10,709	10,492	10,429	10,589	10,479	10,722	10,577	10,424	10,192	10,100	9,935	10,173	10,074	10,196	10,221	9,847	9,423	9,567	9,801	9,860	9,850	9,865	9,969	9,908	9,681	9,925	9,626	9,659	9,312	9,415	9,839	10,102	9,854	10,055
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,087	10,971	10,841	10,856	10,690	10,744	10,706	10,709	10,492	10,429	10,589	10,479	10,722	10,577	10,424	10,192	10,100	9,935	10,173	10,074	10,196	10,221	9,847	9,423	9,567	9,801	9,860	9,850	9,865	9,969	9,908	9,681	9,925	9,626	9,659	9,312	9,415	9,839	10,102	9,854	10,055
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,108,709			1,085,614			1,070,627			1,042,906			1,072,204			1,019,219			1,017,290			1,022,069			956,684			985,012			990,828			962,642			941,533			985,410
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 5,543,547	5,485,427	5,420,320	5,428,069	5,344,799	5,372,044	5,353,137	5,354,415	5,245,952	5,214,529	5,294,492	5,239,256	5,361,020	5,288,486	5,211,764	5,096,094	5,049,929	4,967,585	5,086,448	5,036,992	5,098,116	5,110,346	4,923,527	4,711,487	4,783,421	4,900,268	4,929,956	4,925,060	4,932,726	4,984,403	4,954,139	4,840,583	4,962,520	4,813,212	4,829,616	4,656,010	4,707,664	4,919,619	5,050,925	4,927,049	5,027,511
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,502	12,371	12,224	12,242	12,054	12,115	12,073	12,075	11,831	11,760	11,940	11,816	12,090	11,927	11,754	11,493	11,389	11,203	11,471	11,360	11,497	11,525	11,104	10,625	10,788	11,051	11,118	11,107	11,124	11,241	11,173	10,917	11,192	10,855	10,892	10,500	10,617	11,095	11,391	11,112	11,338	11,276	11,713	12,036	12,202	12,476	12,484	12,469	12,479	12,587	12,595	12,470	12,380	12,333	12,230	12,374	12,536	12,615	12,572	12,410	12,454	12,477	12,549	12,332	12,230	12,117	11,879	12,116	11,937	11,727	11,709	11,712	11,674	11,725	11,465	11,431	11,272	11,102	11,086	10,889	10,878	10,730	10,564	10,517	10,606	10,651	10,599	10,577	10,592	10,535	10,606	10,553	10,654	10,757	10,710	10,726	10,713	10,751	10,659	10,606	10,615	10,534	10,447	10,451	10,371	10,334	10,304	10,541	10,611	10,609	10,597	10,511	10,329	10,321	10,251	10,127	10,055	9,945	9,995	10,032	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,502	12,371	12,224	12,242	12,054	12,115	12,073	12,075	11,831	11,760	11,940	11,816	12,090	11,927	11,754	11,493	11,389	11,203	11,471	11,360	11,497	11,525	11,104	10,625	10,788	11,051	11,118	11,107	11,124	11,241	11,173	10,917	11,192	10,855	10,892	10,500	10,617	11,095	11,391	11,112	11,338	11,276	11,713	12,036	12,202	12,476	12,484	12,469	12,479	12,587	12,595	12,470	12,380	12,333	12,230	12,374	12,536	12,615	12,572	12,410	12,454	12,477	12,549	12,332	12,230	12,117	11,879	12,116	11,937	11,727	11,709	11,712	11,674	11,725	11,465	11,431	11,272	11,102	11,086	10,889	10,878	10,730	10,564	10,517	10,606	10,651	10,599	10,577	10,592	10,535	10,606	10,553	10,654	10,757	10,710	10,726	10,713	10,751	10,659	10,606	10,615	10,534	10,447	10,451	10,371	10,334	10,304	10,541	10,611	10,609	10,597	10,511	10,329	10,321	10,251	10,127	10,055	9,945	9,995	10,032	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,250,196			1,224,153			1,207,254			1,175,995			1,209,032			1,149,285			1,147,110			1,152,499			1,078,770			1,110,713			1,117,271			1,085,489			1,061,685			1,111,162			1,171,300			1,247,580			1,247,936			1,247,003			1,222,990			1,261,494			1,245,411			1,233,232			1,187,915			1,172,661			1,167,378			1,143,113			1,108,612			1,072,968			1,060,582			1,057,711			1,060,578			1,075,709			1,071,325			1,060,629			1,044,733			1,033,436			1,061,107			1,051,051			1,025,077			994,545			1,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 6,250,980	6,185,444	6,112,028	6,120,766	6,026,869	6,057,592	6,036,272	6,037,713	5,915,408	5,879,976	5,970,143	5,907,858	6,045,161	5,963,370	5,876,857	5,746,426	5,694,370	5,601,518	5,735,549	5,679,782	5,748,706	5,762,497	5,551,837	5,312,738	5,393,852	5,525,611	5,559,087	5,553,566	5,562,210	5,620,482	5,586,356	5,458,308	5,595,807	5,427,445	5,445,942	5,250,182	5,308,427	5,547,431	5,695,493	5,555,809	5,669,091	5,638,069	5,856,502	6,017,957	6,101,139	6,237,900	6,242,109	6,234,578	6,239,678	6,293,421	6,297,624	6,235,017	6,189,892	6,166,371	6,114,952	6,186,952	6,267,825	6,307,471	6,285,765	6,204,796	6,227,053	6,238,296	6,274,476	6,166,162	6,115,138	6,058,552	5,939,573	6,057,906	5,968,538	5,863,304	5,854,580	5,855,751	5,836,892	5,862,290	5,732,577	5,715,564	5,635,849	5,550,818	5,543,060	5,444,740	5,438,812	5,364,842	5,282,199	5,258,549	5,302,910	5,325,731	5,299,621	5,288,553	5,296,234	5,267,509	5,302,892	5,276,280	5,326,789	5,378,546	5,354,939	5,363,055	5,356,623	5,375,542	5,329,560	5,303,146	5,307,646	5,267,009	5,223,667	5,225,417	5,185,408	5,167,178	5,151,874	5,270,337	5,305,534	5,304,274	5,298,558	5,255,253	5,164,336	5,160,305	5,125,385	5,063,331	5,027,618	4,972,724	4,997,691	5,015,983	5,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,502	12,371	12,224	12,242	12,054	12,115	12,073	12,075	11,831	11,760	11,940	11,816	12,090	11,927	11,754	11,493	11,389	11,203	11,471	11,360	11,497	11,525	11,104	10,625	10,788	11,051	11,118	11,107	11,124	11,241	11,173	10,917	11,192	10,855	10,892	10,500	10,617	11,095	11,391	11,112	11,338	11,276	11,713	12,036	12,202	12,476	12,484	12,469	12,479	12,587	12,595	12,470	12,380	12,333	12,230	12,374	12,536	12,615	12,572	12,410	12,454	12,477	12,549	12,332	12,230	12,117	11,879	12,116	11,937	11,727	11,709	11,712	11,674	11,725	11,465	11,431	11,272	11,102	11,086	10,889	10,878	10,730	10,564	10,517	10,606	10,651	10,599	10,577	10,592	10,535	10,606	10,553	10,654	10,757	10,710	10,726	10,713	10,751	10,659	10,606	10,615	10,534	10,447	10,451	10,371	10,334	10,304	10,541	10,611	10,609	10,597	10,511	10,329	10,321	10,251	10,127	10,055	9,945	9,995	10,032	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,250,196			1,224,153			1,207,254			1,175,995			1,209,032			1,149,285			1,147,110			1,152,499			1,078,770			1,110,713			1,117,271			1,085,489			1,061,685			1,111,162			1,171,300			1,247,580			1,247,936			1,247,003			1,222,990			1,261,494			1,245,411			1,233,232			1,187,915			1,172,661			1,167,378			1,143,113			1,108,612			1,072,968			1,060,582			1,057,711			1,060,578			1,075,709			1,071,325			1,060,629			1,044,733			1,033,436			1,061,107			1,051,051			1,025,077			994,545			1,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 6,250,980	6,185,444	6,112,028	6,120,766	6,026,869	6,057,592	6,036,272	6,037,713	5,915,408	5,879,976	5,970,143	5,907,858	6,045,161	5,963,370	5,876,857	5,746,426	5,694,370	5,601,518	5,735,549	5,679,782	5,748,706	5,762,497	5,551,837	5,312,738	5,393,852	5,525,611	5,559,087	5,553,566	5,562,210	5,620,482	5,586,356	5,458,308	5,595,807	5,427,445	5,445,942	5,250,182	5,308,427	5,547,431	5,695,493	5,555,809	5,669,091	5,638,069	5,856,502	6,017,957	6,101,139	6,237,900	6,242,109	6,234,578	6,239,678	6,293,421	6,297,624	6,235,017	6,189,892	6,166,371	6,114,952	6,186,952	6,267,825	6,307,471	6,285,765	6,204,796	6,227,053	6,238,296	6,274,476	6,166,162	6,115,138	6,058,552	5,939,573	6,057,906	5,968,538	5,863,304	5,854,580	5,855,751	5,836,892	5,862,290	5,732,577	5,715,564	5,635,849	5,550,818	5,543,060	5,444,740	5,438,812	5,364,842	5,282,199	5,258,549	5,302,910	5,325,731	5,299,621	5,288,553	5,296,234	5,267,509	5,302,892	5,276,280	5,326,789	5,378,546	5,354,939	5,363,055	5,356,623	5,375,542	5,329,560	5,303,146	5,307,646	5,267,009	5,223,667	5,225,417	5,185,408	5,167,178	5,151,874	5,270,337	5,305,534	5,304,274	5,298,558	5,255,253	5,164,336	5,160,305	5,125,385	5,063,331	5,027,618	4,972,724	4,997,691	5,015,983	5,000,000
EATON VANCE Index: ICE BofA U.S. High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Account Value	$ 18,031	17,894	17,679	17,608	17,287	17,002	17,001	17,186	17,075	16,842	16,915	16,723	16,816	16,545	16,286	15,973	15,820	15,643	15,801	15,615	15,568	15,566	15,012	14,359	14,539	14,710	14,668	14,462	14,230	14,367	14,230	14,071	14,256	13,719	13,823	13,569	13,194	13,747	14,084	13,284	14,254	14,218	14,755	14,893	15,028	15,453	15,167	15,324	15,352	15,347	15,263	15,209	15,004	14,961	14,799	14,773	14,722	14,666	14,392	13,838	13,773	13,918	13,783	13,154	13,027	12,457	12,001	13,601	13,815	13,814	13,531	13,494	13,463	13,421	13,369	13,300	12,982	13,149	12,968	12,842	12,629	12,074	12,345	12,458	12,665	12,592	12,501	12,363	12,321	12,323	12,241	12,317	12,433	12,354	12,318	12,351	12,304	12,194	12,197	12,058	12,046	11,939	11,805	11,830	11,648	11,494	11,272	11,317	11,282	11,209	10,965	10,695	10,580	10,504	10,101	9,673	9,628	9,783	10,042	10,273	10,000
EATON VANCE Index: ICE BofA U.S. High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Account Value	$ 18,031	17,894	17,679	17,608	17,287	17,002	17,001	17,186	17,075	16,842	16,915	16,723	16,816	16,545	16,286	15,973	15,820	15,643	15,801	15,615	15,568	15,566	15,012	14,359	14,539	14,710	14,668	14,462	14,230	14,367	14,230	14,071	14,256	13,719	13,823	13,569	13,194	13,747	14,084	13,284	14,254	14,218	14,755	14,893	15,028	15,453	15,167	15,324	15,352	15,347	15,263	15,209	15,004	14,961	14,799	14,773	14,722	14,666	14,392	13,838	13,773	13,918	13,783	13,154	13,027	12,457	12,001	13,601	13,815	13,814	13,531	13,494	13,463	13,421	13,369	13,300	12,982	13,149	12,968	12,842	12,629	12,074	12,345	12,458	12,665	12,592	12,501	12,363	12,321	12,323	12,241	12,317	12,433	12,354	12,318	12,351	12,304	12,194	12,197	12,058	12,046	11,939	11,805	11,830	11,648	11,494	11,272	11,317	11,282	11,209	10,965	10,695	10,580	10,504	10,101	9,673	9,628	9,783	10,042	10,273	10,000
EATON VANCE Index: ICE BofA U.S. High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Account Value	$ 1,803,081			1,760,826			1,700,112			1,684,203			1,681,557			1,597,270			1,580,051			1,556,552			1,453,878			1,446,206			1,422,950			1,371,922			1,319,374			1,328,380			1,475,517			1,545,268			1,535,169			1,520,916			1,479,864			1,466,606			1,377,328			1,315,423			1,200,139			1,381,420			1,346,322			1,330,040			1,296,778			1,207,416			1,266,519			1,236,333			1,224,122			1,235,397			1,230,373			1,205,825			1,180,514			1,149,385			1,128,151			1,069,464			1,010,058			978,295			1,000,000
EATON VANCE Index: ICE BofA U.S. High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Account Value	$ 9,015,404	8,947,091	8,839,441	8,804,132	8,643,722	8,500,763	8,500,562	8,592,796	8,537,300	8,421,013	8,457,267	8,361,514	8,407,785	8,272,598	8,143,072	7,986,352	7,909,994	7,821,249	7,900,255	7,807,252	7,784,202	7,782,759	7,505,953	7,179,417	7,269,390	7,354,930	7,334,003	7,231,032	7,115,215	7,183,420	7,114,750	7,035,553	7,127,792	6,859,610	6,911,665	6,784,660	6,596,869	6,873,302	7,041,939	6,641,902	7,127,014	7,109,215	7,377,583	7,446,483	7,513,950	7,726,342	7,583,668	7,662,189	7,675,843	7,673,269	7,631,647	7,604,579	7,502,077	7,480,486	7,399,322	7,386,744	7,361,096	7,333,030	7,195,782	6,918,840	6,886,638	6,959,184	6,891,371	6,577,113	6,513,625	6,228,745	6,000,697	6,800,335	6,907,393	6,907,099	6,765,667	6,747,242	6,731,611	6,710,338	6,684,253	6,650,202	6,491,035	6,574,602	6,483,890	6,420,975	6,314,358	6,037,078	6,172,368	6,228,892	6,332,597	6,296,011	6,250,743	6,181,666	6,160,393	6,161,322	6,120,611	6,158,631	6,216,589	6,176,983	6,159,032	6,175,603	6,151,863	6,097,086	6,098,667	6,029,125	6,022,768	5,969,450	5,902,571	5,914,981	5,824,098	5,746,927	5,636,067	5,658,383	5,640,755	5,604,497	5,482,381	5,347,321	5,289,984	5,252,086	5,050,289	4,836,497	4,814,108	4,891,474	5,020,990	5,136,298	5,000,000
EATON VANCE Index: Bloomberg US Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Account Value	$ 13,443	13,252	13,113	13,107	12,871	12,880	12,872	12,903	12,646	12,575	12,818	12,656	12,970	12,752	12,557	12,269	12,188	11,969	12,275	12,126	12,303	12,325	11,829	11,194	11,396	11,701	11,786	11,750	11,713	11,879	11,786	11,472	11,828	11,393	11,442	10,901	11,015	11,602	11,940	11,588	11,899	11,794	12,447	12,767	13,013	13,444	13,455	13,444	13,414	13,559	13,592	13,418	13,219	13,124	12,986	13,196	13,429	13,591	13,529	13,193	13,223	13,259	13,429	13,027	12,794	12,589	12,038	12,893	12,720	12,429	12,393	12,370	12,300	12,381	12,005	11,944	11,680	11,511	11,454	11,182	11,158	10,922	10,760	10,768	10,921	10,957	10,902	10,824	10,875	10,820	10,920	10,886	11,054	11,157	11,069	11,079	11,042	11,067	10,975	10,895	10,867	10,751	10,645	10,661	10,544	10,508	10,445	10,737	10,830	10,860	10,838	10,698	10,460	10,464	10,338	10,084	10,000	9,948	10,025	10,047	10,000
EATON VANCE Index: Bloomberg US Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Account Value	$ 13,443	13,252	13,113	13,107	12,871	12,880	12,872	12,903	12,646	12,575	12,818	12,656	12,970	12,752	12,557	12,269	12,188	11,969	12,275	12,126	12,303	12,325	11,829	11,194	11,396	11,701	11,786	11,750	11,713	11,879	11,786	11,472	11,828	11,393	11,442	10,901	11,015	11,602	11,940	11,588	11,899	11,794	12,447	12,767	13,013	13,444	13,455	13,444	13,414	13,559	13,592	13,418	13,219	13,124	12,986	13,196	13,429	13,591	13,529	13,193	13,223	13,259	13,429	13,027	12,794	12,589	12,038	12,893	12,720	12,429	12,393	12,370	12,300	12,381	12,005	11,944	11,680	11,511	11,454	11,182	11,158	10,922	10,760	10,768	10,921	10,957	10,902	10,824	10,875	10,820	10,920	10,886	11,054	11,157	11,069	11,079	11,042	11,067	10,975	10,895	10,867	10,751	10,645	10,661	10,544	10,508	10,445	10,737	10,830	10,860	10,838	10,698	10,460	10,464	10,338	10,084	10,000	9,948	10,025	10,047	10,000
EATON VANCE Index: Bloomberg US Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Account Value	$ 1,344,289			1,310,652			1,287,247			1,257,535			1,296,958			1,226,871			1,227,479			1,232,523			1,139,630			1,174,966			1,178,620			1,139,311			1,101,463			1,158,807			1,244,657			1,344,426			1,341,424			1,341,763			1,298,618			1,359,112			1,322,271			1,302,746			1,203,816			1,242,891			1,229,974			1,194,369			1,145,447			1,092,208			1,092,053			1,082,422			1,091,997			1,115,746			1,104,189			1,089,500			1,064,456			1,050,827			1,082,995			1,069,831			1,033,818			994,832			1,000,000
EATON VANCE Index: Bloomberg US Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Account Value	$ 6,721,446	6,625,892	6,556,710	6,553,261	6,435,508	6,440,243	6,436,233	6,451,682	6,323,010	6,287,674	6,408,756	6,328,219	6,484,788	6,375,951	6,278,376	6,134,357	6,093,823	5,984,706	6,137,397	6,062,875	6,151,602	6,162,615	5,914,513	5,596,875	5,698,152	5,850,352	5,892,808	5,874,832	5,856,714	5,939,417	5,893,099	5,735,872	5,913,818	5,696,553	5,721,229	5,450,471	5,507,313	5,801,199	5,969,973	5,794,033	5,949,381	5,897,137	6,223,287	6,383,708	6,506,517	6,722,130	6,727,409	6,721,757	6,707,120	6,779,652	6,795,989	6,708,813	6,609,413	6,562,073	6,493,090	6,598,182	6,714,693	6,795,562	6,764,669	6,596,725	6,611,353	6,629,551	6,714,609	6,513,732	6,396,855	6,294,532	6,019,080	6,446,323	6,359,833	6,214,456	6,196,629	6,184,901	6,149,868	6,190,330	6,002,653	5,971,846	5,839,896	5,755,351	5,727,237	5,591,067	5,579,067	5,461,039	5,380,160	5,383,807	5,460,264	5,478,728	5,450,931	5,412,110	5,437,509	5,410,209	5,459,984	5,443,220	5,526,939	5,578,729	5,534,638	5,539,642	5,520,947	5,533,278	5,487,365	5,447,499	5,433,298	5,375,499	5,322,279	5,330,340	5,271,811	5,254,134	5,222,349	5,368,745	5,414,975	5,429,911	5,419,235	5,349,155	5,229,939	5,232,211	5,169,090	5,041,990	5,000,213	4,974,161	5,012,544	5,023,510	5,000,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,982	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,199,777			1,175,904			1,161,883			1,130,445			1,166,148			1,108,546			1,107,825			1,116,486			1,045,231			1,080,132			1,089,329			1,057,991			1,038,538			1,090,356			1,144,053			1,216,223			1,216,082			1,215,453			1,193,612			1,235,272			1,227,065			1,219,513			1,185,194			1,149,019			1,146,952			1,121,502			1,087,996			1,056,893			1,039,886			1,039,687			1,041,335			1,056,773			1,052,687			1,043,830			1,028,960			1,020,624			1,051,924			1,047,126			1,024,447			994,300			1,000,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 5,998,884	5,934,149	5,864,013	5,879,521	5,790,485	5,832,244	5,809,413	5,807,227	5,682,209	5,652,223	5,746,264	5,686,145	5,830,741	5,753,703	5,672,194	5,542,732	5,490,750	5,399,215	5,539,125	5,488,446	5,567,099	5,582,429	5,376,617	5,143,679	5,226,154	5,362,423	5,396,894	5,400,659	5,419,990	5,479,656	5,446,646	5,311,715	5,452,697	5,289,956	5,313,926	5,125,435	5,192,692	5,427,181	5,584,994	5,451,782	5,538,673	5,503,190	5,720,263	5,883,724	5,950,105	6,081,117	6,096,717	6,078,733	6,080,410	6,133,513	6,145,213	6,077,263	6,034,862	6,015,209	5,968,062	6,043,526	6,132,076	6,176,360	6,167,861	6,107,928	6,135,324	6,138,689	6,188,643	6,097,563	6,059,394	6,031,313	5,925,972	5,961,051	5,855,658	5,745,096	5,749,103	5,752,032	5,734,758	5,765,465	5,619,845	5,607,511	5,537,964	5,441,371	5,439,979	5,337,489	5,340,583	5,284,465	5,189,134	5,158,341	5,199,429	5,233,128	5,199,670	5,198,434	5,204,836	5,167,953	5,206,677	5,173,500	5,223,011	5,283,865	5,259,725	5,266,485	5,263,436	5,288,625	5,241,609	5,219,150	5,224,408	5,184,502	5,144,800	5,147,499	5,113,134	5,103,121	5,095,933	5,219,391	5,259,622	5,262,705	5,268,730	5,235,629	5,143,217	5,141,898	5,122,237	5,075,667	5,039,915	4,971,501	4,987,619	5,000,830	5,000,000
EATON VANCE Index: Bloomberg US Mortgage Backed Securties
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securties Index
Account Value	$ 10,916	10,785	10,614	10,657	10,471	10,567	10,537	10,539	10,277	10,225	10,396	10,259	10,558	10,434	10,268	10,005	9,889	9,695	9,998	9,893	10,057	10,103	9,686	9,206	9,400	9,710	9,790	9,797	9,839	9,912	9,861	9,673	9,935	9,618	9,661	9,282	9,416	9,917	10,269	9,949	10,111
EATON VANCE Index: Bloomberg US Mortgage Backed Securties
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securties Index
Account Value	$ 10,916	10,785	10,614	10,657	10,471	10,567	10,537	10,539	10,277	10,225	10,396	10,259	10,558	10,434	10,268	10,005	9,889	9,695	9,998	9,893	10,057	10,103	9,686	9,206	9,400	9,710	9,790	9,797	9,839	9,912	9,861	9,673	9,935	9,618	9,661	9,282	9,416	9,917	10,269	9,949	10,111
EATON VANCE Index: Bloomberg US Mortgage Backed Securties
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securties Index
Account Value	$ 1,091,566			1,065,685			1,053,697			1,022,453			1,055,793			1,000,472			999,781			1,010,336			940,025			979,745			986,102			961,805			941,647			994,869
EATON VANCE Index: Bloomberg US Mortgage Backed Securties
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securties Index
Account Value	$ 5,457,830	5,392,287	5,306,850	5,328,424	5,235,370	5,283,605	5,268,487	5,269,409	5,138,380	5,112,265	5,197,903	5,129,517	5,278,963	5,217,085	5,134,238	5,002,359	4,944,524	4,847,664	4,998,906	4,946,512	5,028,316	5,051,682	4,842,969	4,603,012	4,700,123	4,854,809	4,895,080	4,898,723	4,919,721	4,956,024	4,930,508	4,836,288	4,967,456	4,809,024	4,830,329	4,641,163	4,708,235	4,958,695	5,134,264	4,974,343	5,055,285
EATON VANCE Index: Bloomberg 1-5 Year U.S. Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Credit Index
Account Value	$ 13,016	12,964	12,824	12,815	12,698	12,685	12,591	12,537	12,418	12,346	12,363	12,290	12,405	12,280	12,148	11,962	11,890	11,770	11,850	11,774	11,834	11,789	11,580	11,333	11,340	11,396	11,381	11,312	11,347	11,395	11,321	11,161	11,294	11,128	11,116	10,902	10,933	11,165	11,307	11,155	11,293	11,205	11,354	11,563	11,647	11,784	11,782	11,804	11,865	11,890	11,897	11,854	11,869	11,829	11,782	11,816	11,845	11,849	11,809	11,753	11,738	11,749	11,726	11,643	11,541	11,395	11,127	11,457	11,365	11,265	11,225	11,221	11,171	11,173	11,051	11,045	10,941	10,858	10,822	10,711	10,675	10,570	10,475	10,464	10,473	10,482	10,430	10,407	10,413	10,366	10,380	10,371	10,408	10,453	10,443	10,475	10,467	10,482	10,447	10,394	10,397	10,355	10,307	10,298	10,254	10,216	10,202	10,300	10,308	10,297	10,299	10,265	10,171	10,177	10,132	10,023	10,011	9,959	9,994	10,006	10,000
EATON VANCE Index: Bloomberg 1-5 Year U.S. Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Credit Index
Account Value	$ 13,016	12,964	12,824	12,815	12,698	12,685	12,591	12,537	12,418	12,346	12,363	12,290	12,405	12,280	12,148	11,962	11,890	11,770	11,850	11,774	11,834	11,789	11,580	11,333	11,340	11,396	11,381	11,312	11,347	11,395	11,321	11,161	11,294	11,128	11,116	10,902	10,933	11,165	11,307	11,155	11,293	11,205	11,354	11,563	11,647	11,784	11,782	11,804	11,865	11,890	11,897	11,854	11,869	11,829	11,782	11,816	11,845	11,849	11,809	11,753	11,738	11,749	11,726	11,643	11,541	11,395	11,127	11,457	11,365	11,265	11,225	11,221	11,171	11,173	11,051	11,045	10,941	10,858	10,822	10,711	10,675	10,570	10,475	10,464	10,473	10,482	10,430	10,407	10,413	10,366	10,380	10,371	10,408	10,453	10,443	10,475	10,467	10,482	10,447	10,394	10,397	10,355	10,307	10,298	10,254	10,216	10,202	10,300	10,308	10,297	10,299	10,265	10,171	10,177	10,132	10,023	10,011	9,959	9,994	10,006	10,000
EATON VANCE Index: Bloomberg 1-5 Year U.S. Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Credit Index
Account Value	$ 1,301,614			1,281,533			1,259,111			1,234,581			1,240,511			1,196,183			1,184,962			1,178,904			1,134,008			1,131,225			1,132,137			1,112,828			1,093,335			1,115,533			1,135,424			1,178,383			1,186,496			1,185,384			1,178,170			1,184,926			1,173,785			1,164,278			1,112,715			1,126,492			1,117,114			1,104,498			1,082,240			1,056,968			1,047,260			1,040,720			1,037,971			1,045,347			1,046,711			1,039,449			1,030,705			1,021,601			1,030,835			1,026,458			1,013,177			995,904			1,000,000
EATON VANCE Index: Bloomberg 1-5 Year U.S. Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Credit Index
Account Value	$ 6,508,070	6,481,793	6,412,028	6,407,666	6,349,107	6,342,587	6,295,553	6,268,289	6,208,786	6,172,906	6,181,473	6,145,239	6,202,553	6,140,232	6,073,757	5,980,913	5,944,996	5,885,078	5,924,809	5,886,754	5,916,811	5,894,520	5,790,000	5,666,610	5,670,038	5,698,186	5,690,297	5,656,124	5,673,495	5,697,490	5,660,684	5,580,288	5,647,136	5,564,139	5,558,021	5,450,805	5,466,675	5,582,282	5,653,421	5,577,665	5,646,347	5,602,528	5,677,122	5,781,544	5,823,672	5,891,916	5,891,005	5,901,919	5,932,478	5,945,109	5,948,256	5,926,922	5,934,741	5,914,304	5,890,852	5,908,119	5,922,741	5,924,628	5,904,509	5,876,689	5,868,924	5,874,492	5,863,216	5,821,388	5,770,606	5,697,693	5,563,576	5,728,680	5,682,269	5,632,459	5,612,429	5,610,743	5,585,571	5,586,434	5,525,571	5,522,491	5,470,655	5,428,779	5,411,202	5,355,498	5,337,487	5,284,841	5,237,739	5,232,218	5,236,299	5,240,994	5,214,868	5,203,598	5,206,400	5,183,226	5,189,854	5,185,583	5,203,813	5,226,737	5,221,690	5,237,608	5,233,555	5,241,023	5,223,451	5,197,247	5,198,614	5,177,724	5,153,523	5,148,950	5,126,807	5,108,005	5,101,181	5,150,072	5,154,175	5,148,523	5,149,506	5,132,291	5,085,521	5,088,621	5,065,884	5,011,304	5,005,722	4,979,519	4,997,023	5,002,872	5,000,000
EATON VANCE Index: Bloomberg 9-12 Mo Short Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 9-12 Months Short Treasury Index
Account Value	$ 12,265	12,214	12,144	12,120	12,070	12,054	12,004	11,958	11,913	11,872	11,817	11,778	11,769	11,693	11,619	11,541	11,492	11,436	11,408	11,362	11,346	11,302	11,224	11,154	11,103	11,062	11,015	10,962	10,932	10,920	10,895	10,814	10,802	10,762	10,716	10,683	10,681	10,710	10,719	10,702	10,750	10,727	10,740	10,772	10,782	10,806	10,814	10,817	10,819	10,819	10,818	10,816	10,817	10,815	10,814	10,811	10,810	10,806	10,805	10,802	10,801	10,799	10,798	10,793	10,790	10,790	10,788	10,697	10,650	10,626	10,607	10,600	10,564	10,551	10,513	10,503	10,462	10,432	10,412	10,380	10,358	10,329	10,298	10,275	10,256	10,247	10,225	10,209	10,195	10,174	10,165	10,149	10,145	10,135	10,130	10,130	10,126	10,122	10,111	10,096	10,092	10,089	10,082	10,086	10,081	10,067	10,061	10,065	10,059	10,052	10,051	10,051	10,028	10,031	10,021	10,009	10,006	9,988	9,987	9,999	10,000
EATON VANCE Index: Bloomberg 9-12 Mo Short Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 9-12 Months Short Treasury Index
Account Value	$ 1,226,544			1,212,020			1,200,355			1,187,222			1,176,851			1,154,061			1,140,830			1,130,194			1,110,333			1,096,225			1,089,511			1,076,229			1,068,142			1,070,225			1,073,964			1,080,602			1,081,928			1,081,578			1,081,415			1,080,614			1,080,144			1,079,317			1,078,767			1,062,626			1,056,396			1,050,319			1,041,242			1,032,851			1,025,608			1,020,900			1,016,544			1,013,547			1,012,602			1,009,645			1,008,195			1,006,656			1,005,884			1,005,125			1,002,121			998,777			1,000,000
EATON VANCE Index: Bloomberg 9-12 Mo Short Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 9-12 Months Short Treasury Index
Account Value	$ 6,132,718	$ 6,106,911	$ 6,072,090	$ 6,060,099	$ 6,034,833	$ 6,026,837	$ 6,001,773	$ 5,979,124	$ 5,956,390	$ 5,936,109	$ 5,908,249	$ 5,889,118	$ 5,884,255	$ 5,846,432	$ 5,809,320	$ 5,770,303	$ 5,745,858	$ 5,717,831	$ 5,704,149	$ 5,680,822	$ 5,672,853	$ 5,650,972	$ 5,611,905	$ 5,577,192	$ 5,551,663	$ 5,531,027	$ 5,507,428	$ 5,481,123	$ 5,465,774	$ 5,459,873	$ 5,447,553	$ 5,406,810	$ 5,400,924	$ 5,381,144	$ 5,358,207	$ 5,341,503	$ 5,340,709	$ 5,354,833	$ 5,359,619	$ 5,351,123	$ 5,374,754	$ 5,363,687	$ 5,369,819	$ 5,385,857	$ 5,391,024	$ 5,403,008	$ 5,406,905	$ 5,408,742	$ 5,409,638	$ 5,409,680	$ 5,409,038	$ 5,407,888	$ 5,408,617	$ 5,407,638	$ 5,407,073	$ 5,405,618	$ 5,404,936	$ 5,403,072	$ 5,402,598	$ 5,400,958	$ 5,400,719	$ 5,399,586	$ 5,398,805	$ 5,396,585	$ 5,394,791	$ 5,395,186	$ 5,393,834	$ 5,348,274	$ 5,324,821	$ 5,313,132	$ 5,303,743	$ 5,300,088	$ 5,281,981	$ 5,275,408	$ 5,256,391	$ 5,251,593	$ 5,231,091	$ 5,216,164	$ 5,206,211	$ 5,189,772	$ 5,179,042	$ 5,164,257	$ 5,148,973	$ 5,137,578	$ 5,128,039	$ 5,123,332	$ 5,112,367	$ 5,104,498	$ 5,097,593	$ 5,087,158	$ 5,082,718	$ 5,074,495	$ 5,072,615	$ 5,067,736	$ 5,064,853	$ 5,065,041	$ 5,063,012	$ 5,061,082	$ 5,055,525	$ 5,048,223	$ 5,045,908	$ 5,044,273	$ 5,040,975	$ 5,042,938	$ 5,040,452	$ 5,033,279	$ 5,030,296	$ 5,032,337	$ 5,029,419	$ 5,026,035	$ 5,025,666	$ 5,025,627	$ 5,013,841	$ 5,015,695	$ 5,010,603	$ 5,004,324	$ 5,003,239	$ 4,993,886	$ 4,993,473	$ 4,999,348	$ 5,000,000